Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	KP Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001573386
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	May 20, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 20, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
KP LARGE CAP EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KP Large Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The KP Large Cap Equity Fund (the "Fund") seeks long-term capital appreciation primarily through investments in a diversified portfolio of large cap equity securities.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies. For purposes of the Fund's 80% policy, equity securities consist of common stocks, preferred stocks, bonds, notes and debentures convertible into common stocks (i.e., convertible securities), depositary receipts, rights and warrants, exchange-traded funds ("ETFs") that invest in equity securities and derivatives with economic characteristics similar to equity securities. Callan LLC (the "Adviser"), the Fund's investment adviser, considers large capitalization companies generally to be those companies with market capitalizations within the range of market capitalizations of the companies included in the Russell 1000 Index. As of December 31, 2019, the market capitalization of companies included in the Russell 1000 Index ranged from $0.823 billion to $1,304.765 billion, as calculated by the index provider. The Russell 1000 Index is reconstituted annually. The Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change. For purposes of the Fund's investment objective, the Adviser considers "long-term capital appreciation" to be capital appreciation over a period of greater than five years. The Fund principally invests in securities issued by domestic and foreign issuers.

The Fund uses a "multi-manager" approach, whereby the Adviser allocates the Fund's assets among a number of sub-advisers with differing investment philosophies and strategies (each, a "Sub-strategy"). The Adviser determines the target Sub-strategy allocation for the Fund, identifies sub-advisers to manage the Fund's assets according to those Sub-strategies, and allocates Fund assets among sub-advisers to maintain the Fund's target Sub-strategy allocation.

Sub-advisers generally are selected and retained based on: the Adviser's view regarding their expected contribution to excess return; their performance in managing the Fund's assets pursuant to their respective Sub-strategies; the Adviser's confidence in their investment process, personnel, investment resources, and organizational stability; the Adviser's belief in their ability to take on additional assets without undermining future Fund performance; and the Adviser's confidence in the robustness of their operational, back-office, trading, and compliance platforms. Each sub-adviser invests the portion of the Fund's assets allocated to it under the general supervision of the Adviser. Each of the five Sub-strategies is described below:

Passive Large Cap Equity: SSGA Funds Management, Inc. ("SSGA FM") manages the portion of the Fund's assets allocated to the Passive Large Cap Equity Sub-strategy. The primary objective for the Sub-strategy is to seek to replicate, before fees and expenses, the performance of the Standard & Poor's 500 Index (the "S&P 500 Index"). The S&P 500 Index is a free float-adjusted capitalization-weighted index comprised of equity securities issued by approximately 500 of the largest U.S. companies. As of December 31, 2019, the market capitalization of companies included in the S&P 500 Index ranged from $2.897 billion to $1304.765 billion, as calculated by the index provider. The S&P 500 Index is reconstituted from time to time as additions and deletions of companies included in the S&P 500 Index are made in response to corporate actions and market developments.

Under normal circumstances, SSGA FM will seek to invest at least 80% of the Sub-strategy's assets in securities of companies included in the S&P 500 Index and futures contracts that are designed to track the S&P 500 Index.

SSGA FM seeks to replicate the performance of the S&P 500 Index by investing in the constituent securities of the S&P 500 Index in approximately their S&P 500 Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSGA FM may purchase a sample of stocks in the S&P 500 Index in proportions expected to replicate generally the performance of the S&P 500 Index as a whole. In addition, from time to time, stocks are added to or removed from the S&P 500 Index.

SSGA FM may sell stocks that are represented in the S&P 500 Index, or purchase stocks that are not yet represented in the S&P 500 Index, in anticipation of their removal from or addition to the S&P 500 Index. SSGA FM may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the S&P 500 Index. SSGA FM might do so in order to increase the Fund's investment exposure pending investment of cash in the stocks comprising the S&P 500 Index. Alternatively, SSGA FM might use futures to reduce its investment exposure to the S&P 500 Index in situations where it intends to sell a portion of the stocks in the Fund's portfolio but the sale has not yet been completed.

Active Large Cap Growth: T. Rowe Price Associates, Inc. ("T. Rowe Price") manages the portion of the Fund's assets allocated to the Active Large Cap Growth Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 1000 Growth Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 1000 Growth Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by the largest growth-oriented U.S. companies. As of December 31, 2019, the market capitalization of companies included in the Russell 1000 Growth Index ranged from $1.403 billion to $1304.765 billion, as calculated by the index provider. The Russell 1000 Growth Index is reconstituted annually.

Under normal circumstances, T. Rowe Price will seek to invest at least 80% of the Sub-strategy's net assets in the common stocks issued by a diversified group of growth companies whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index. As of December 31, 2019, the weighted median market capitalization of companies included in the Russell 1000 Growth Index was $13.935 billion. T. Rowe Price will not automatically sell or cease to purchase stocks of a company that the Sub-strategy already holds just because the company's market capitalization falls below that level.

The portion of the Fund managed by T. Rowe Price may at times invest significantly in certain sectors, such as the information technology sector.

Pursuant to the Sub-strategy, T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. T. Rowe Price may deviate from these criteria and purchase securities that it believes will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Active Large Cap Value: Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), manages the portion of the Fund's assets allocated to the Active Large Cap Value Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 1000 Value Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 1000 Value Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by the largest value-oriented U.S. companies. As of December 31, 2019, the market capitalization of companies included in the Russell 1000 Value Index ranged from $0.823 billion to $555.585 billion, as calculated by the index provider. The Russell 1000 Value Index is reconstituted annually.

Under normal circumstances, MFS will seek to invest the Sub-strategy's assets primarily in the common stocks, preferred stocks and bonds, notes and debentures convertible into common stocks of U.S. companies (i.e., convertible securities). MFS may invest a significant percentage of the Sub-strategy's assets in issuers in a single industry or sector. MFS may also invest the Sub-strategy's assets in foreign securities and depositary receipts.

MFS focuses on investing the Sub-strategy's assets in the securities of companies that it believes are undervalued compared to their perceived worth (value companies). MFS uses an active bottom-up investment approach to buying and selling investments for the Sub-strategy. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered. MFS may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.

Active Large Cap Core #1: AQR Capital Management, LLC ("AQR") manages the portion of the Fund's assets allocated to the Active Large Cap Core #1 Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 1000 Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 1000 Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by the largest U.S. companies. As of December 31, 2019, the market capitalization of companies included in the Russell 1000 Index ranged from $0.823 billion to $1304.765 billion, as calculated by the index provider. The Russell 1000 Index is reconstituted annually.

Under normal circumstances, AQR will seek to invest the Sub-strategy's assets primarily in equity and equity-related instruments (including, but not limited to, common stocks, preferred stocks, depositary receipts, rights and warrants, real estate investment trusts (REITs), ETFs that invest in equity securities and equity index futures contracts). AQR may use ETFs and futures contracts to gain exposure to the equity market and to maintain liquidity to pay for redemptions.

The Sub-strategy's portfolio normally will be managed by both overweighting and underweighting securities relative to the Russell 1000 Index, using AQR's proprietary quantitative return forecasting models and systematic risk-control methods. AQR starts with the securities that are included in the Russell 1000 Index and may augment them with additional securities that are deemed to have similar characteristics. From this investment universe, AQR employs a disciplined approach emphasizing bottom-up security and industry/sector selection decisions. AQR uses a set of value, momentum and other economic factors to generate an investment portfolio based on AQR's security selection procedures. AQR utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each equity instrument.

Active Large Cap Core #2: PanAgora Asset Management, Inc. ("PanAgora") manages the portion of the Fund's assets allocated to the Active Large Cap Core #2 Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 1000 Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 1000 Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by the largest U.S. companies. As of December 31, 2019, the market capitalization of companies included in the Russell 1000 Index ranged from $0.823 billion to $1304.765 billion, as calculated by the index provider. The Russell 1000 Index is reconstituted annually.

Under normal circumstances, PanAgora will seek to invest the Sub-strategy's assets primarily in common and preferred stocks of U.S. companies with market capitalizations in the range of companies included in the Russell 1000 Index. PanAgora may also invest the Sub-strategy's assets in ETFs or futures contracts to seek to equitize cash positions.

PanAgora believes that excess returns may be generated by investing in high-quality firms with capable management, positive momentum, and/or attractive valuations, while avoiding companies that ignore shareholder interests, and by identifying and exploiting market inefficiencies resulting from investors' under/over reactions to market information, and other behavioral biases. Accordingly, the Sub-strategy's asset allocations are largely driven by a proprietary contextual model that forecasts stock returns based on combinations of value, momentum and quality factors tailored to individual stocks. PanAgora evaluates the model's buy and sell recommendations to build a portfolio that maximizes expected excess return for a given level of risk, subject to certain limitations on sector, industry and security position sizes.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Large Capitalization Companies Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund.

Active Management Risk — The Fund's sub-strategies, other than the sub-strategy managed by SSGA FM, are actively managed. The Fund is subject to the risk that the sub-advisers' judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, an investment in the Fund could decline in value or the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Allocation Risk — The Adviser's judgment about, and allocations among, Sub-strategies and sub-advisers may adversely affect the Fund's performance.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Currency Risk — As a result of the Fund's investments in securities or other instruments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Derivatives Risk — The Fund's use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange-Traded Funds ("ETFs") Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the value of its underlying securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Healthcare Sector Risk — The Fund may invest significantly in the healthcare sector. The profitability of healthcare companies may be adversely affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company's patents may adversely affect that company's profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.

Information Technology Sector Risk — The Fund may invest significantly in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Investment Style Risk — The risk that large capitalization equity securities may underperform other segments of the equity markets or the equity markets as a whole.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate ("LIBOR") may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR"), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund.

Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Model and Data Risk — Quantitative models and information, and data supplied by third parties ("Models and Data"), are used to construct sets of transactions and investments, and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, "model prices" will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result. New models may be added and existing models used for the Fund may be modified from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.

Momentum Style Risk — Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross- section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Multi-Manager Risk — The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

Passive Sub-strategy Risk — The Fund's Sub-strategy managed by SSGA FM is not actively managed. Instead, SSGA FM attempts to track the performance of an unmanaged index of securities. As a result, the Sub-strategy will hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Fund's return to be lower than if the Sub-strategy employed an active strategy. In addition, the Sub-strategy's return may not match or achieve a high degree of correlation with the return of its index due to expenses and transaction costs, the unavailability of securities included in the index for purchase, the timing of cash flows into and out of the Sub-strategy, and other reasons.

REIT Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Rights and Warrants Risk — Rights and warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Rights and warrants may be more speculative than other types of investments. The price of a right or warrant may be more volatile than the price of its underlying security, and an investment in a right or warrant may therefore create greater potential for capital loss than an investment in the underlying security. A right or warrant ceases to have value if it is not exercised prior to its expiration date.

Sector Concentration Risk — At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. For example, the Fund may have a significant portion of its assets invested in securities of companies in the information technology sector. Companies in the information technology sector can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

Tracking Error Risk — The risk that a Sub-strategy's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Sub-strategy's investments and the benchmark and other factors.

Value Investing Risk — If a sub-adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 855-457-3637 (855-4KPFNDS) or by visiting the Fund's website at www.kp-funds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-457-3637 (855-4KPFNDS)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kp-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
13.54%	(13.79)%
(3/31/2019)	(12/31/2018)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2019 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

KP LARGE CAP EQUITY FUND | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KPLCX
Management Fees	rr_ManagementFeesOverAssets	0.24%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
One Year	rr_ExpenseExampleYear01	$ 31
Three Years	rr_ExpenseExampleYear03	97
Five Years	rr_ExpenseExampleYear05	169
Ten Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2015	rr_AnnualReturn2015	2.91%
Annual Return 2016	rr_AnnualReturn2016	10.04%
Annual Return 2017	rr_AnnualReturn2017	23.84%
Annual Return 2018	rr_AnnualReturn2018	(4.82%)
Annual Return 2019	rr_AnnualReturn2019	29.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.79%)
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.32%
5 Years	rr_AverageAnnualReturnYear05	11.54%
Since Inception	rr_AverageAnnualReturnSinceInception	11.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP LARGE CAP EQUITY FUND | After Taxes on Distributions | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	27.53%
5 Years	rr_AverageAnnualReturnYear05	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP LARGE CAP EQUITY FUND | After Taxes on Distributions and Sales | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	18.12%
5 Years	rr_AverageAnnualReturnYear05	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP LARGE CAP EQUITY FUND | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.43%
5 Years	rr_AverageAnnualReturnYear05	11.48%
Since Inception	rr_AverageAnnualReturnSinceInception	11.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP SMALL CAP EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KP Small Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The KP Small Cap Equity Fund (the "Fund") seeks long-term capital appreciation primarily through investments in a diversified portfolio of small cap equity securities.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. For purposes of the Fund's 80% policy, equity securities consist of common stocks and derivatives with economic characteristics similar to equity securities. Callan LLC (the "Adviser"), the Fund's investment adviser, considers small capitalization companies generally to be those companies with market capitalizations within the range of market capitalizations of the companies included in the Russell 2000 Index. As of December 31, 2019, the market capitalization of companies included in the Russell 2000 Index ranged from $0.013 billion to $8.273 billion, as calculated by the index provider. The Russell 2000 Index is reconstituted annually.

The Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change. For purposes of the Fund's investment objective, the Adviser considers "long-term capital appreciation" to be capital appreciation over a period of greater than five years. The Fund principally invests in securities issued by domestic issuers.

The Fund uses a "multi-manager" approach, whereby the Adviser allocates the Fund's assets among a number of sub-advisers with differing investment philosophies and strategies (each, a "Sub-strategy"). The Adviser determines the target Sub-strategy allocation for the Fund, identifies sub-advisers to manage the Fund's assets according to those Sub-strategies, and allocates Fund assets among sub-advisers to maintain the Fund's target Sub-strategy allocation.

Sub-advisers generally are selected and retained based on: the Adviser's view regarding their expected contribution to excess return; their performance in managing the Fund's assets pursuant to their respective Sub-strategies; the Adviser's confidence in their investment process, personnel, investment resources, and organizational stability; the Adviser's belief in their ability to take on additional assets without undermining future Fund performance; and the Adviser's confidence in the robustness of their operational, back-office, trading, and compliance platforms. Each sub-adviser invests the portion of the Fund's assets allocated to it under the general supervision of the Adviser. Each of the seven Sub-strategies is described below:

Passive Small Cap Equity: SSGA Funds Management, Inc. ("SSGA FM") manages the portion of the Fund's assets allocated to the Passive Small Cap Equity Sub-strategy. The primary objective for the Sub-strategy is to seek to replicate, before fees and expenses, the performance of the S&P 600 Index. The S&P 600 Index is a free float-adjusted capitalization-weighted index designed to measure the small-cap segment of the U.S. equity market, and comprised of equity securities issued by approximately 600 small-size U.S. companies. As of December 31, 2019, the market capitalization of companies included in the S&P 600 Index ranged from $0.098 billion to $6.790 billion, as calculated by the index provider. The S&P 600 Index is reconstituted from time to time as additions and deletions of companies included in the S&P 600 Index are made in response to corporate actions and market developments.

Under normal circumstances, SSGA FM will seek to invest a substantial portion of the Sub-strategy's assets in securities of companies included in the S&P 600 Index and futures contracts that are designed to track the S&P 600 Index.

SSGA FM seeks to replicate the performance of the S&P 600 Index by investing in the constituent securities of the S&P 600 Index in approximately their S&P 600 Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSGA FM may purchase a sample of stocks in the S&P 600 Index in proportions expected to replicate generally the performance of the S&P 600 Index as a whole. In addition, from time to time, stocks are added to or removed from the S&P 600 Index.

SSGA FM may sell stocks that are represented in the S&P 600 Index, or purchase stocks that are not yet represented in the S&P 600 Index, in anticipation of their removal from or addition to the S&P 600 Index. SSGA FM may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the S&P 600 Index. SSGA FM might do so in order to increase the Fund's investment exposure pending investment of cash in the stocks comprising the S&P 600 Index. Alternatively, SSGA FM might use futures to reduce its investment exposure to the S&P 600 Index in situations where it intends to sell a portion of the stocks in the Fund's portfolio but the sale has not yet been completed.

Active Small/SMID Cap Growth: Columbus Circle Investors ("CCI") manages the portion of the Fund's assets allocated to the Active Small/SMID Cap Growth Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 2500 Growth Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 2500 Growth Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by small capitalization and mid-capitalization Growth-oriented U.S. companies. As of December 31, 2019, the market capitalization of companies included in the Russell 2500 Growth Index ranged from $0.013 billion to $19.916 billion, as calculated by the index provider. The Russell 2500 Growth Index is reconstituted annually.

Under normal circumstances, CCI will seek to invest the Sub-strategy's assets in common stocks of companies within the market capitalization range of the Russell 2500 Growth Index. CCI primarily targets small to mid-sized businesses providing new technologies, products or services.

CCI's Positive Momentum & Positive Surprise investment philosophy is based on the premise that companies producing better than expected results will have rising securities prices, while companies producing less than expected results will not. CCI's investment research process is focused on finding Positive Momentum & Positive Surprise, that is, companies with strengthening business momentum and a dynamic potential to exceed investors' expectations. Through thorough analysis of companies' fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet the criteria of CCI's investment discipline. Companies whose stocks are experiencing Positive Momentum & Positive Surprise are considered attractive for purchase, while companies falling short or in line with CCI's expectations are avoided or sold.

Active Small/SMID Cap Value: Walthausen & Co., LLC ("Walthausen") manages the portion of the Fund's assets allocated to the Active Small/SMID Cap Value Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 2500 Value Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 2500 Value Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by small capitalization and mid-capitalization value-oriented U.S. companies. As of December 31, 2019, the market capitalization of companies included in the Russell 2500 Value Index ranged from $0.025 billion to $13.911 billion, as calculated by the index provider. The Russell 2500 Value Index is reconstituted annually.

Under normal circumstances, Walthausen will seek to invest the Sub-strategy's assets in the common stocks of small and mid-capitalization companies that Walthausen believes have the potential for capital appreciation.

The sub-strategy emphasizes a "Value" investment style, investing in companies that appear under-priced according to Walthausen's analysis of their financial measurements of worth or business prospects. Walthausen may sell a company's stock when the company reaches Walthausen's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when Walthausen determines that management of the company is not enhancing shareholder value.

Active Small Cap Growth: CastleArk Management LLC ("CastleArk") manages the portion of the Fund's assets allocated to the Active Small Cap Growth Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 2000 Growth Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 2000 Growth Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by small capitalization growth-oriented U.S. companies. As of December 31, 2019, the market capitalization of companies included in the Russell 2000 Growth Index ranged from $0.013 billion to $8.273 billion, as calculated by the index provider. The Russell 2000 Growth Index is reconstituted annually.

Under normal circumstances, CastleArk will seek to invest the Sub-strategy's assets in common stocks of small capitalization companies that CastleArk believes have improving business fundamentals and accelerating earnings growth.

CastleArk believes earnings growth drives long-term stock prices, and that excess returns can be achieved by investing in companies with improving business fundamentals. CastleArk's investment strategy emphasizes three attributes: the direction of the change in a company's growth rate; actual improvements of a company's fundamentals; and a disciplined analysis focused on the magnitude and sustainability of the drivers of a company's fundamental improvement.

CastleArk's sell discipline derives from the belief that investment losses can be minimized by identifying potential performance detractors before they become fully reflected in the stock price. CastleArk's willingness to sell a stock when it identifies potential performance detractors is a key aspect of its risk management process.

Active Small Cap Value: DePrince Race & Zollo, Inc. ("DRZ") manages the portion of the Fund's assets allocated to the Active Small Cap Value Sub-strategy. The primary objective for the Sub-strategy is to outperform the Russell 2000 Value Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 2000 Value Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by small capitalization value-oriented U.S. companies. As of December 31, 2019, the market capitalization of companies included in the Russell 2000 Value Index ranged from $0.025 billion to $6.740 billion, as calculated by the index provider. The Russell 2000 Value Index is reconstituted annually.

Under normal circumstances, DRZ will seek to invest the Sub-strategy's assets in common stocks of small capitalization companies that DRZ believes have the potential for growth and that appear to be trading below their perceived value.

DRZ generally employs a multi-step, bottom-up investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples, such as price-to-earnings, price-to-book and price-to-cash flow, to companies in the universe to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts fundamental analysis to identify a likely catalyst which it believes may lead to future price appreciation. Next, DRZ establishes relative price targets for those stocks that have identifiable catalysts. Finally, based on DRZ's relative price targets, stocks are considered for purchase when the expected upside is more than two times the downside. DRZ engages in frequent and active trading of securities as a part of its principal investment strategy.

DRZ considers selling a security when its yield falls below a pre-determined limit, the relative valuation is no longer attractive, or the fundamentals of the company or economic sector in which it operates deteriorate.

Active Small Cap Core: Aristotle Capital Boston, LLC ("Aristotle Boston") manages the portion of the Fund's assets allocated to the Active Small Cap Core Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 2000 Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 2000 Index is a free float-adjusted capitalization-weighted index comprised of approximately 2000 equity securities issued by small companies based primarily in the U.S. As of December 31, 2019, the market capitalization of companies included in the Russell 2000 Index ranged from $0.013 billion to $8.273 billion, as calculated by the index provider. The Russell 2000 Index is reconstituted annually.

Under normal circumstances, Aristotle Boston will seek to invest the Sub-strategy's assets in the common stock of companies with market capitalization between $200 million and $5 billion that Aristotle Boston believes have the potential for appreciation and that appear to be trading below their intrinsic value. Typically, Aristotle Boston will target a holdings range for the Sub-strategy between 80 and 120 companies.

Aristotle Boston generally focuses on bottom-up fundamental analysis with a long-term perspective in an attempt to identify companies showing what Aristotle Boston believes to be a high probability of improving their future rate of growth and profitability. Security selection is integral to Aristotle Boston's portfolio management process. Potential business investment candidates are initially screened to possess a market capitalization between $200 million and $5 billion at time of purchase. The Aristotle Boston investment team then utilizes quantitative screens to narrow down the universe for in-depth analysis utilizing Aristotle Boston's proprietary research process.

The majority of the research process is concerned with qualitative bottom-up analysis on an individual company basis. A core component of the research process is a focus on due diligence meetings with a variety of subjects each year. These include meetings with current investments, potential candidates, potential investment targets, peers, competitors, suppliers, customers, industry conferences, on-site visits and channel checks. The Sub-strategy targets companies where Aristotle Boston's investment team believes there is a significant discount between current security share price and the intrinsic value for the business over a projected period of time. As part of this process, the investment team looks at a company's historic absolute valuation range, as well as its valuation relative to the broader market and relative to a peer group.

Aristotle Boston considers selling a security when it has appreciated to its predetermined sell target, with no significant fundamental changes that would warrant sell target adjustment; when fundamentals have deteriorated and hence the stock no longer offers attractive upside; and/or when the investment team has identified a more favorable investment opportunity, whose risk-reward ratio is compelling enough to more than offset the transaction costs required to implement the change.

Active Micro Cap Core: Penn Capital Management Company, Inc. ("Penn Capital") manages the portion of the Fund's assets allocated to the Active Micro Cap Core Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell Microcap

Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell Microcap Index is a free float-adjusted capitalization-weighted index that consists of the smallest 1,000 securities in the small-cap Russell 2000 Index, plus the next 1,000 smallest eligible securities by market cap. As of December 31, 2019, the market capitalization of companies included in the Russell Microcap Index ranged from $0.006 billion to $3.557 billion, as calculated by the index provider. The Russell Microcap Index is reconstituted annually.

Under normal circumstances, Penn Capital will seek to invest the Sub-strategy's assets principally in the common stock of micro capitalization companies, which Penn Capital defines either as (a) companies with a market capitalization of $1 billion or less, or (b) companies whose market capitalization is equal to or less than the market capitalization of the largest company in the Russell Microcap Index, whichever is greater.

Penn Capital generally intends to invest in up to 150 securities identified by its fundamental, bottom-up value driven research. The portfolio construction process involves both quantitative and qualitative fundamental analysis. Quantitative measures include enterprise value to cash flow (which takes into account the entire capital structure of a company and is used to help determine the private market value assumption of a company), price relative to free cash flow, price to earnings, price to book, total return potential, assessing the balance sheet, and valuation of hidden assets. Qualitative measures include evaluation of management, identification of market leaders within industries, identification of near term catalysts for appreciation, and due-diligence research regarding customers, competitors, suppliers and industry experts.

Penn Capital may sell securities for a variety of reasons, such as when a security's price target has been achieved, its relative value can no longer be confirmed, the reason it was purchased was never realized, a negative change in the industry or fundamentals of its issuer occurs or is expected to occur, its liquidity outlook weakens or there is a change in the issuer's management, among other reasons.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization stocks may be less liquid than the market for larger capitalization stocks.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund.

Active Management Risk — The Fund's sub-strategies, other than the sub-strategy managed by SSGA FM, are actively managed. The Fund is subject to the risk that the sub-advisers' judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, an investment in the Fund could decline in value or the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Allocation Risk — The Adviser's judgment about, and allocations among, Sub-strategies and sub-advisers may adversely affect the Fund's performance.

Derivatives Risk — The Fund's use of futures contracts is subject to market risk, correlation risk, leverage risk, and liquidity risk. Market risk is described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is described below. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Investment Style Risk — The risk that small capitalization equity securities may underperform other segments of the equity markets or the equity markets as a whole.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate ("LIBOR") may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR"), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Multi-Manager Risk — The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

Passive Sub-strategy Risk — The Fund's Sub-strategy managed by SSGA FM is not actively managed. Instead, SSGA FM attempts to track the performance of an unmanaged index of securities. As a result, the Sub-strategy will hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Fund's return to be lower than if the Sub-strategy employed an active strategy. In addition, the Sub-strategy's return may not match or achieve a high degree of correlation with the return of its index due to expenses and transaction costs, the unavailability of securities included in the index for purchase, the timing of cash flows into and out of the Sub-strategy, and other reasons.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Tracking Error Risk — The risk that a Sub-strategy's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Sub-strategy's investments and the benchmark and other factors.

Value Investing Risk — If a sub-adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 855-457-3637 (855-4KPFNDS) or by visiting the Fund's website at www.kp-funds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-457-3637 (855-4KPFNDS)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kp-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
14.53%	(19.91)%
(3/31/2019)	(12/31/2018)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2019 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

KP SMALL CAP EQUITY FUND | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KPSCX
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
One Year	rr_ExpenseExampleYear01	$ 53
Three Years	rr_ExpenseExampleYear03	167
Five Years	rr_ExpenseExampleYear05	291
Ten Years	rr_ExpenseExampleYear10	$ 653
Annual Return 2015	rr_AnnualReturn2015	(4.73%)
Annual Return 2016	rr_AnnualReturn2016	18.38%
Annual Return 2017	rr_AnnualReturn2017	17.95%
Annual Return 2018	rr_AnnualReturn2018	(9.30%)
Annual Return 2019	rr_AnnualReturn2019	25.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.91%)
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.67%
5 Years	rr_AverageAnnualReturnYear05	8.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP SMALL CAP EQUITY FUND | After Taxes on Distributions | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.46%
5 Years	rr_AverageAnnualReturnYear05	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP SMALL CAP EQUITY FUND | After Taxes on Distributions and Sales | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.78%
5 Years	rr_AverageAnnualReturnYear05	6.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP SMALL CAP EQUITY FUND | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.52%
5 Years	rr_AverageAnnualReturnYear05	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP INTERNATIONAL EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KP International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The KP International Equity Fund (the "Fund") seeks long-term capital appreciation primarily through investments in a diversified portfolio of non-U.S. equity securities.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. For purposes of the Fund's 80% policy, equity securities consist of common stocks, bonds, notes and debentures convertible into common stocks (i.e., convertible securities), depositary receipts, and derivatives with economic characteristics similar to equity securities. The Fund currently intends to invest primarily in the equity markets listed in the MSCI All Country World ex-US IMI Index, and may invest more than 25% of the Fund's net assets in each of Europe (including the United Kingdom) and Asia (including Japan). The Fund may invest in companies of any size. The Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change. For purposes of the Fund's investment objective, Callan LLC (the "Adviser") considers "long-term capital appreciation" to be capital appreciation over a period of greater than five years. The Fund principally invests in securities issued by foreign issuers.

The Fund uses a "multi-manager" approach, whereby the Adviser allocates the Fund's assets among a number of sub-advisers with differing Sub-strategies. The Adviser determines the target Sub-strategy allocation for the Fund, identifies sub-advisers to manage the Fund's assets according to those Sub-strategies, and allocates Fund assets among sub-advisers to maintain the Fund's target Sub-strategy allocation.

Sub-advisers generally are selected and retained based on: the Adviser's view regarding their expected contribution to excess return; their performance in managing the Fund's assets pursuant to their respective Sub-strategies; the Adviser's confidence in their investment process, personnel, investment resources, and organizational stability; the Adviser's belief in their ability to take on additional assets without undermining future Fund performance; and the Adviser's confidence in the robustness of their operational, back-office, trading, and compliance platforms. Each sub-adviser invests the portion of the Fund's assets allocated to it under the general supervision of the Adviser. Each of the eight Sub-strategies is described below:

Passive International Equity: SSGA Funds Management, Inc. ("SSGA FM") manages the portion of the Fund's assets allocated to the Passive International Equity Sub-strategy. The primary objective for the Sub-strategy is to seek to replicate, before fees and expenses, the performance of the MSCI World ex-US Index. The MSCI World ex-US Index is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 22 developed market countries. It is designed to measure the equity market performance of developed markets, excluding the U.S.

Under normal circumstances, SSGA FM will seek to invest a substantial portion of the Sub-strategy's assets in securities of companies included in the MSCI World ex-US Index, including depositary receipts of such companies, and futures contracts that are designed to track the MSCI World ex-US Index.

SSGA FM seeks to replicate the performance of the MSCI World ex-US Index by investing in the constituent securities of the MSCI World ex-US Index in approximately their MSCI World ex-US Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, SSGA FM may purchase a sample of stocks in the MSCI World ex-US Index in proportions expected to replicate generally the performance of the MSCI World ex-US Index as a whole. In addition, from time to time, stocks are added to or removed from the MSCI World ex-US Index.

SSGA FM may sell stocks that are represented in the MSCI World ex-US Index, or purchase stocks that are not yet represented in the MSCI World ex-US Index, in anticipation of their removal from or addition to the MSCI World ex-US Index. SSGA FM may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the MSCI World ex-US Index. SSGA FM might do so in order to increase the Fund's investment exposure pending investment of cash in the stocks comprising the MSCI World ex-US Index. Alternatively, SSGA FM might use futures to reduce its investment exposure to the MSCI World ex-US Index in situations where it intends to sell a portion of the stocks in the Fund's portfolio but the sale has not yet been completed. SSGA FM may also enter into forward foreign currency exchange contracts in an attempt to match the MSCI World ex-US Index's currency exposures.

Active International Equity #1: Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), manages the portion of the Fund's assets allocated to the Active International Equity #1 Sub-strategy. The primary objective for the Sub-strategy is to out-perform the MSCI EAFE Index over a full market cycle. No assurances can be given that this objective will be achieved. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 21 developed market countries. It is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Under normal circumstances, MFS will seek to invest a substantial portion of the Sub-strategy's assets in common stocks issued by companies in the MSCI All Country World ex-US Index (the "MSCI ACWI ex-US Index") and depositary receipts comprised of such common stock, including companies in emerging markets. MFS may invest a significant percentage of the Sub-strategy's assets in issuers in a single industry, sector, country, or region.

In selecting investments for the Sub-strategy, MFS is not constrained to any particular investment style. MFS may invest the Sub-strategy's assets in the securities of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the securities of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS uses an active bottom-up investment approach to buying and selling investments for the Sub-strategy. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

MFS may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.

Active International Equity #2: Marathon Asset Management LLP ("Marathon-London") manages the portion of the Fund's assets allocated to the Active International Equity #2 Sub-strategy. The primary objective for the Sub-strategy is to generate a rate of return that exceeds that of the MSCI ACWI ex-US Index (net of dividends and withholding taxes) over a full market cycle (net of all fees and expenses). No assurances can be given that this objective will be achieved. The MSCI ACWI ex-US Index is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 46 developed market and emerging market countries. It is designed to be a broad measure of the performance of world equity markets excluding the U.S.

Under normal circumstances, Marathon-London will seek to invest the Sub-strategy's assets in the common stocks of foreign companies in the MSCI ACWI ex-US Index, including companies in emerging markets.

Marathon-London's investment philosophy is based on its "capital cycle" approach to investment, which guides Marathon-London to invest in stocks in industries where consolidation has occurred and return on investment is expected to rise and/or where barriers to entry exist that may allow elevated return on investment to persist for longer than the market expects. In addition, Marathon-London believes that the assessment of management and how management responds to incentives and the forces of the capital cycle is critical to the performance of the company's stock. Given the long-term nature of the capital cycle, Marathon-London's investment ideas generally require, by industry standards, long stock holding periods.

Marathon-London may sell a security when it has reached its estimated target price (based on Marathon-London's valuation work) or when there is a material shift in the capital cycle, deterioration in anticipated return on invested capital, a shift in management's attitude toward shareholders, out-performance relative to a sector or market, or if further information or analysis reveals the original rationale to be flawed.

Active International Equity #3: Sprucegrove Investment Management Ltd. ("Sprucegrove") manages the portion of the Fund's assets allocated to the Active International Equity #3 Sub-strategy. The primary objective for the Sub-strategy is to generate a rate of return that exceeds that of the MSCI EAFE Index over a full market cycle. No assurances can be given that this objective will be achieved. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 21 developed market countries. It is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Under normal circumstances, Sprucegrove will seek to invest the Sub-strategy's assets in a diversified portfolio of common stocks of foreign companies, including companies in emerging markets, which Sprucegrove believes have the potential for long-term capital appreciation.

In selecting investments for the Sub-strategy, Sprucegrove emphasizes a "value" investment style, investing in companies that Sprucegrove believes have a history of above average financial performance, secure financial position, reputable management, and growth opportunity in terms of sales, earnings, and share price. Sprucegrove selects individual securities using a bottom-up, research driven approach. Country and sector allocation result from Sprucegrove's stock-selection process.

Sprucegrove considers selling a security when its price has appreciated above what Sprucegrove believes the security is worth or when the company's quality has deteriorated according to Sprucegrove's assessment.

Active Emerging Markets Equity #1: Acadian Asset Management LLC ("Acadian") manages the portion of the Fund's assets allocated to the Active Emerging Markets Equity #1 Sub-strategy. The primary objective for the Sub-strategy is to out-perform the MSCI Emerging Markets Index over a full market cycle. No assurances can be given that this objective will be achieved. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 26 emerging market countries. It is designed to be a broad measure of emerging market equity performance.

Under normal circumstances, Acadian will seek to invest the Sub-strategy's assets primarily in stocks of foreign companies and depositary receipts. Acadian intends to invest primarily in the securities of foreign companies located in emerging markets, which Acadian considers to be companies that: have their principal securities trading market in an emerging market country; alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging market countries; or are organized under the laws of, and have a principal office in, an emerging market country. Acadian considers an "emerging market country" to be any country in the MSCI Emerging Markets Index.

In selecting investments for the Sub-strategy, Acadian pursues an active, disciplined investment approach that forecasts returns for markets and securities using a range of quantitative factors related to valuation, earnings, quality, price patterns, economic data and risk. Buy and sell decisions are made objectively and driven by changes in expected returns on investments. In making buy and sell decisions, Acadian analyzes the risk and expected return characteristics of the portfolio's current holdings as compared to the entire investment universe. Pursuant to its investment strategies, Acadian may buy and sell securities frequently.

Given Acadian's objective, systematic investment process, less attractive securities are discarded from the portfolio while more attractive securities are added, provided that the cost of the purchase and sale of such securities do not exceed the expected value added to the portfolio of such investment decisions.

Active Emerging Markets Equity #2: William Blair Investment Management, LLC ("William Blair") manages a portion of the Fund's assets allocated to the Active Emerging Markets Equity #2 Sub-strategy. The primary objective for the Sub-strategy is to outperform the MSCI Emerging Markets Index consistently over time. No assurances can be given that this objective will be achieved. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 26 emerging market countries. It is designed to be a broad measure of emerging market equity performance.

Under normal circumstances, William Blair will seek to invest the Sub-strategy's assets in emerging markets securities. William Blair intends to invest primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market companies of all sizes, that William Blair believes have above-average growth, profitability and quality characteristics. William Blair will seek investment opportunities in companies at different stages of development, ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution.

In choosing investments, William Blair will perform fundamental company analysis and will focus on stock selection. William Blair generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

William Blair will vary the sector and geographic diversification based upon William Blair's ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, William Blair will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Active International Small Cap Equity #1: Acadian Asset Management LLC ("Acadian") manages the portion of the Fund's assets allocated to the Active International Small Cap Equity #1 Sub-strategy. The primary objective for the Sub-strategy is to out-perform the MSCI EAFE Small-Cap Index over a full market cycle. No assurances can be given that this objective will be achieved. The MSCI EAFE Small-Cap Index is an equity index that captures small cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. With over 2000 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country. It is designed to be a broad measure of international developed small capitalization equity performance, excluding the U.S. and Canada

Under normal circumstances, Acadian will seek to invest the Sub-strategy's assets primarily in small capitalization stocks of foreign companies and depositary receipts. Acadian intends to invest primarily in the securities of foreign companies located in international developed markets, which Acadian considers to be companies that: have their principal securities trading market in an international developed country; alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in international developed countries; or are organized under the laws of, and have a principal office in, an international developed country. Acadian considers an "international developed country" to be any country in the MSCI EAFE Small-Cap Index plus Canada.

In selecting investments for the Sub-strategy, Acadian pursues an active, disciplined investment approach that forecasts returns for markets and securities using a range of quantitative factors related to valuation, earnings, quality, price patterns, economic data and risk. Buy and sell decisions are made objectively and driven by changes in expected returns on investments. In making buy and sell decisions, Acadian analyzes the risk and expected return characteristics of the portfolio's current holdings as compared to the entire investment universe. Pursuant to its investment strategies, Acadian may buy and sell securities frequently.

Given Acadian's objective, systematic investment process, less attractive securities are discarded from the portfolio while more attractive securities are added, provided that the cost of the purchase and sale of such securities do not exceed the expected value added to the portfolio of such investment decisions.

Active International Small Cap Equity #2: Lazard Asset Management LLC ("Lazard") manages the portion of the Fund's assets allocated to the Active International Small Cap Equity #2 Sub-strategy. The primary objective for the Sub-strategy is to out-perform the MSCI EAFE Small-Cap Index over a full market cycle. No assurances can be given that this objective will be achieved. The MSCI EAFE Small-Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. With over 2000 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country. It is designed to be a broad measure of international developed small capitalization equity performance, excluding the U.S. and Canada.

Under normal circumstances, Lazard will seek to invest the Sub-strategy's assets in a broad investment universe of local non-U.S. stocks and depositary receipts, including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts, real estate investment trusts, warrants and rights.

In selecting investments for the Sub-strategy, Lazard employs a core, bottom-up approach while avoiding unwanted top-down or macro exposures. Stocks are selected using an active, quantitatively based investment process that evaluates each company on a daily basis relative to global peers. Each company in the investable universe is measured daily in terms of its growth potential, valuation, market sentiment and financial quality. Portfolio risks are managed independently by maintaining exposures that are similar to the benchmark including region, industry, country, and beta.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Currency Risk — As a result of the Fund's investments in securities or other instruments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Active Management Risk — The Fund's sub-strategies, other than the sub-strategy managed by SSGA FM, are actively managed. The Fund is subject to the risk that the sub-advisers' judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, an investment in the Fund could decline in value or the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Allocation Risk — The Adviser's judgment about, and allocations among, Sub-strategies and sub-advisers may adversely affect the Fund's performance.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, correlation risk, leverage risk and liquidity risk. Market risk is described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is described below. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Geographic Concentration Risk — Since the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Investment in Europe Risk — The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union ("EU") or debt restructuring. Assistance given to an EU member state may be dependent on a country's implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events may adversely affect the economic and market environment in Europe, which in turn may adversely affect the price or liquidity of high yield securities issued by European issuers and therefore may adversely affect the Fund and its investments in such securities.

Investment in Japan Risk — The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.

Investment Style Risk — The risk that foreign equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Companies Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate ("LIBOR") may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR"), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund.

Multi-Manager Risk — The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

Passive Sub-strategy Risk — The Fund's Sub-strategies managed by SSGA FM are not actively managed. Instead, SSGA FM attempts to track the performance of an unmanaged index of securities. As a result, each such Sub-strategy will hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Fund's return to be lower than if the Sub-strategy employed an active strategy. In addition, each such Sub-strategy's return may not match or achieve a high degree of correlation with the return of its index due to expenses and transaction costs, the unavailability of securities included in the index for purchase, the timing of cash flows into and out of the Sub-strategy, and other reasons.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization stocks may be less liquid than the market for larger capitalization stocks.

Tracking Error Risk — The risk that a Sub-strategy's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Sub-strategy's investments and the benchmark and other factors.

Value Investing Risk — If a sub-adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 855-457-3637 (855-4KPFNDS) or by visiting the Fund's website at www.kp-funds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-457-3637 (855-4KPFNDS)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kp-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
10.28%	(11.13)%
(3/31/2019)	(12/31/2018)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of an appropriate broad-based index and to those of the Custom International Equity Benchmark, an index developed by the Adviser.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

KP INTERNATIONAL EQUITY FUND | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KPIEX
Management Fees	rr_ManagementFeesOverAssets	0.36%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
One Year	rr_ExpenseExampleYear01	$ 48
Three Years	rr_ExpenseExampleYear03	151
Five Years	rr_ExpenseExampleYear05	263
Ten Years	rr_ExpenseExampleYear10	$ 591
Annual Return 2015	rr_AnnualReturn2015	(2.79%)
Annual Return 2016	rr_AnnualReturn2016	3.03%
Annual Return 2017	rr_AnnualReturn2017	28.95%
Annual Return 2018	rr_AnnualReturn2018	(13.75%)
Annual Return 2019	rr_AnnualReturn2019	22.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.13%)
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.87%
5 Years	rr_AverageAnnualReturnYear05	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP INTERNATIONAL EQUITY FUND | After Taxes on Distributions | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.55%
5 Years	rr_AverageAnnualReturnYear05	5.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP INTERNATIONAL EQUITY FUND | After Taxes on Distributions and Sales | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.62%
5 Years	rr_AverageAnnualReturnYear05	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP INTERNATIONAL EQUITY FUND | MSCI ACWI ex-US IMI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-US IMI Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.63%
5 Years	rr_AverageAnnualReturnYear05	5.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP INTERNATIONAL EQUITY FUND | Custom International Equity Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Custom International Equity Benchmark (reflects no deduction for fees, expenses, or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	21.63%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.47%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014	[2]
KP FIXED INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KP Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The KP Fixed Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 325% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	325.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. For purposes of the Fund's 80% policy, fixed income securities consist of corporate bonds issued by U.S. and foreign companies; residential and commercial mortgage-backed securities and other asset-backed securities; mortgage dollar rolls; debt securities issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments, and supranational organizations; taxable municipal securities; commercial paper issued by U.S. and foreign companies; convertible bonds; senior, second lien and subordinated floating rate loans; floating rate debt securities; and derivatives with economic characteristics similar to fixed income securities. The Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change. The Fund currently intends to invest more than 25% of its net assets in U.S. government securities. The Fund principally invests in securities issued by domestic and foreign issuers.

The Fund may invest in both investment-grade and high yield securities (also known as "junk bonds"). Investment grade securities are generally considered to be those rated Baa3 or better by Moody's Investor Services, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"). High yield securities are those securities rated C through Ba1 by Moody's or equivalently rated by S&P and Fitch, which are lower than investment grade. The Fund may invest in high yield securities of any credit rating. The Fund may also invest in unrated securities which are determined by Callan LLC (the "Adviser"), the Fund's investment adviser, or a sub-adviser, as appropriate, to be of comparable quality. The Fund may invest in fixed income securities of any maturity or duration.

The Fund uses a "multi-manager" approach, whereby the Adviser allocates the Fund's assets among a number of sub-advisers with differing Sub-strategies. The Adviser determines the target Sub-strategy allocation for the Fund, identifies sub-advisers to manage the Fund's assets according to those Sub-strategies, and allocates Fund assets among sub-advisers to maintain the Fund's target Sub-strategy allocation.

Sub-advisers generally are selected and retained based on: the Adviser's view regarding their expected contribution to excess return; their performance in managing the Fund's assets pursuant to their respective Sub-strategies; the Adviser's confidence in their investment process, personnel, investment resources, and organizational stability; the Adviser's belief in their ability to take on additional assets without undermining future Fund performance; and the Adviser's confidence in the robustness of their operational, back-office, trading, and compliance platforms. Each sub-adviser invests the portion of the Fund's assets allocated to it under the general supervision of the Adviser. Each of the four Sub-strategies is described below:

Passive Fixed Income: SSGA Funds Management, Inc. ("SSGA FM") manages the portion of the Fund's assets allocated to the Passive Fixed Income Sub-strategy. The primary objective for the Sub-strategy is to seek to replicate, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based market-weighted benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS").

Under normal circumstances, SSGA FM will seek to invest a substantial portion of the Sub-strategy's assets in securities that are included in the Bloomberg Barclays U.S. Aggregate Bond Index.

SSGA FM will employ a stratified sampling approach to build a portfolio whose broad characteristics, including duration, yield, credit quality, and sector weights, match those of the Bloomberg Barclays U.S. Aggregate Bond Index. This strategy is commonly referred to as an indexing strategy. The Sub-strategy's portfolio securities may differ from those of the Bloomberg Barclays U.S. Aggregate Bond Index, and the Sub-strategy may not track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Sub-strategy, and differences between how and when the Sub-strategy and the Bloomberg Barclays U.S. Aggregate Bond Index are valued. SSGA FM may sell a security pursuant to changes in the Bloomberg Barclays U.S. Aggregate Bond Index composition and for routine portfolio rebalancing.

Active Core Fixed Income: Loomis, Sayles & Company, L.P. ("Loomis Sayles") manages the portion of the Fund's assets allocated to the Active Core Fixed Income Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Bloomberg Barclays U.S. Aggregate Bond Index consistently over time. No assurances can be given that this objective will be achieved. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based market-weighted benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS.

Under normal circumstances, Loomis Sayles will seek to invest the Sub-strategy's assets in the following U.S. dollar-denominated, investment grade, fixed income securities: debt securities issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities; corporate bonds issued by U.S. and foreign companies; taxable municipal securities; residential and commercial mortgage-backed securities and other asset-backed securities; and mortgage dollar rolls.

Loomis Sayles' investment philosophy focuses on research-driven, relative value investing on a risk-adjusted basis, adding value primarily through security selection while continually managing risk in the portfolio. Duration is typically kept within 10% of the Bloomberg Barclays U.S. Aggregate Bond Index. The investment strategy has a bias for bonds that are liquid, or can be traded readily in the markets. The portfolio may include up to 5% of its value in bonds whose credit quality is rated below investment grade, although Loomis Sayles typically views these bonds as having similar credit quality to investment grade. Typically, Loomis Sayles will sell a security when it reaches its target level of valuation, there has been a change in fundamental credit quality that is not reflected in the current price, or Loomis Sayles is trimming overall risk in the portfolio.

Emerging Markets Fixed Income: Payden & Rygel manages the portion of the Fund's assets allocated to the Emerging Markets Fixed Income Sub-strategy. The primary objective for the Sub-strategy is to out-perform the JP Morgan Global Diversified Emerging Markets Bond Index (the "JPM EMBI Index") consistently over time. No assurances can be given that this objective will be achieved. The JPM EMBI Index tracks total returns for traded external debt instruments from emerging market countries including Brady Bonds, loans, and Eurobonds with an outstanding face value of at least $500 million. It is designed to be a broad measure of the performance of the emerging market debt market.

Under normal circumstances, Payden & Rygel will invest the Sub-strategy's assets in a wide variety of fixed income instruments and income-producing securities, including: (1) debt securities issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; and (3) convertible bonds and preferred stock. A substantial portion of the above fixed income instruments will likely be issued by issuers organized or headquartered in emerging market countries. Payden & Rygel considers an emerging market country to be a country which the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing market. Payden & Rygel may invest up to 20% of the Sub-strategy's assets in other debt securities, including those of issuers located in countries with developed securities markets. Payden & Rygel may also buy the following derivatives: interest rate swaps, securities index swaps, credit default swaps, credit-linked notes, currency swaps, structured notes, futures contracts and forward contracts. In addition, it may sell credit default swaps. Interest rate swaps may be used to hedge positions and enhance returns, while securities index swaps, credit default swaps, credit-linked notes, currency swaps, structured notes, futures contracts and forward contracts may be used primarily to enhance Fund returns and manage overall risk.

Payden & Rygel utilizes a top-down process focusing on sovereign risk analysis followed by bottom-up security selection, analyzing the universe of emerging market debt instruments including hard and local currencies. Payden & Rygel targets countries that are identified through extensive analysis of their macroeconomic variables, sovereign credit ratios, political stability, and the quality of the country's business environment. Sovereign risk analysis is based on fundamental country research and quantitative analysis of macroeconomic data. Security selection includes quantitative analysis of yield curves and spread relationships, as well as fundamental credit research conducted by a dedicated team of global credit analysts. Any change in Payden & Rygel's view of a position's fundamentals or relative value can lead to a decision to sell the position.

Active Senior Loans: Credit Suisse Asset Management, LLC ("Credit Suisse") manages the portion of the Fund's assets allocated to the Active Senior Loans Sub-strategy. The primary objective for the Sub-strategy is to out-perform the S&P/LSTA Leveraged Loan Index over a full market cycle. No assurances can be given that this objective will be achieved. The S&P/LSTA Leveraged Loan Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Loans held in the index must be senior secured, have a minimum initial term of one year and a minimum initial spread of 125 basis points over LIBOR, be U.S. dollar denominated and have a par amount outstanding of $50 million or greater.

Under normal circumstances, Credit Suisse will seek to invest the Sub-strategy's assets primarily in high yield, fixed income securities (commonly referred to as "junk bonds"). The high yield, fixed income securities in which the Fund will invest will consist entirely of senior secured floating rate loans ("Senior Loans") issued by non-investment-grade companies and principally include floating rate loans and notes, high yield corporate bonds and notes, convertible bonds and preferred stocks and equity securities when acquired as a unit with fixed income securities or in a restructuring of fixed income securities. Senior Loans typically are secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is adjusted periodically to a recognized base rate, typically the London Interbank Offered Rate (LIBOR). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below-investment-grade credit ratings and therefore are considered speculative because of the significant credit risk of their issuers. Credit Suisse may invest up to 25% of the Sub-strategy's assets in securities of non-U.S. issuers. Credit Suisse seeks to moderate risk by investing in a diversified portfolio of issuers across a variety of industry sectors. Investments are selected for the Fund based on an analysis of individual issuers and the general business conditions affecting them. The Fund generally will not invest in instruments rated at the time of investment in the lowest rating categories (Ca or below by Moody's Investor Services and CC or below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P")) but may continue to hold securities which are subsequently downgraded.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Active Management Risk — The Fund's sub-strategies, other than the sub-strategy managed by SSGA FM, are actively managed. The Fund is subject to the risk that the sub-advisers' judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, an investment in the Fund could decline in value or the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Allocation Risk — The Adviser's judgment about, and allocations among, Sub-strategies and sub-advisers may adversely affect the Fund's performance.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible Bonds Risk — Convertible bonds have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Currency Risk — As a result of the Fund's investments in securities or other instruments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk — The Fund's use of futures contracts, forward contracts, credit-linked notes, structured notes and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is described below. The Fund's use of forward contracts, credit-linked notes, structured notes and swaps is also subject to credit risk and valuation risk. Credit risk is described above and valuation risk is described below. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Investment Style Risk — The risk that fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate ("LIBOR") may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR"), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Mortgage Dollar Rolls Risk — The Fund's use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Fund. At the time the Fund enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

Multi-Manager Risk — The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

Municipal Securities Risk — There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Passive Sub-strategy Risk — The Fund's Sub-strategy managed by SSGA FM is not actively managed. Instead, SSGA FM attempts to track the performance of an unmanaged index of securities. As a result, the Sub-strategy will hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Fund's return to be lower than if the Sub-strategy employed an active strategy. In addition, the Sub-strategy's return may not match or achieve a high degree of correlation with the return of its index due to expenses and transaction costs, the unavailability of securities included in the index for purchase, the timing of cash flows into and out of the Sub-strategy, and other reasons.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Senior Loans/Bank Loans Risk — With respect to senior loans, including bank loans, the Fund, as a direct lender to the borrower, assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions and may have extended settlement periods.

Tracking Error Risk — The risk that a Sub-strategy's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Sub-strategy's investments and the benchmark and other factors.

U.S. Government Securities Risk — The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Valuation Risk — The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 855-457-3637 (855-4KPFNDS) or by visiting the Fund's website at www.kp-funds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-457-3637 (855-4KPFNDS)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kp-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
3.61%	(2.21)%
(3/31/2019)	(12/31/2016)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2019 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

KP FIXED INCOME FUND | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KPFIX
Management Fees	rr_ManagementFeesOverAssets	0.22%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
One Year	rr_ExpenseExampleYear01	$ 30
Three Years	rr_ExpenseExampleYear03	93
Five Years	rr_ExpenseExampleYear05	163
Ten Years	rr_ExpenseExampleYear10	$ 368
Annual Return 2015	rr_AnnualReturn2015	0.57%
Annual Return 2016	rr_AnnualReturn2016	4.08%
Annual Return 2017	rr_AnnualReturn2017	4.41%
Annual Return 2018	rr_AnnualReturn2018	(0.86%)
Annual Return 2019	rr_AnnualReturn2019	9.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.21%)
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.57%
5 Years	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP FIXED INCOME FUND | After Taxes on Distributions | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.94%
5 Years	rr_AverageAnnualReturnYear05	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP FIXED INCOME FUND | After Taxes on Distributions and Sales | INSTITUTIONAL SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
KP FIXED INCOME FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014

[1]	The Management Fee shown is the total Management Fee payable by the Fund to the Adviser (defined below) and the sub-advisers based on the current advisory and sub-advisory fees and the allocation of Fund assets among the sub-advisers during the prior fiscal year. Please refer to the "Investment Adviser and Portfolio Managers" section of this prospectus for additional information on the advisory fee payable to the Adviser. Each sub-adviser receives a sub-advisory fee from the Fund based on the portion of the Fund's assets allocated to such sub-adviser. Asset allocations and fees payable to the Adviser and sub-advisers may vary and, consequently, the total Management Fee actually payable by the Fund will fluctuate and may be higher or lower than that shown above.
[2]	The Custom International Equity Benchmark consists of the MSCI ACWI ex-US Index through March 31, 2017 and MSCI ACWI ex-US IMI Index for periods thereafter.